Financial Instruments and Financial Risks	6 Months Ended
Jun. 30, 2021
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

NOTE 5 - FINANCIAL INSTRUMENTS AND FINANCIAL RISKS:

a.

Fair value disclosure

Level 1 financial instruments

As of June 30, 2021, the Company had equity marketable securities measured at fair value through profit or loss, which met the level 1 criteria. As of June 30, 2021, equity marketable securities totaled to $337 thousand and are presented under “short-term investments” in the condensed consolidated statements of financial position. As of December 31, 2020, the Company had no financial assets measured at level 1.

As of June 30, 2021 and December 31, 2020, the Company had no financial liabilities measured at level 1.

Level 2 financial instruments

As of June 30, 2021, the Company had debt marketable securities measured at fair value through profit or loss, which met the level 2 criteria. As of June 30, 2021, debt marketable securities totaled to $5,845 thousand and are presented under “short-term investments” in the condensed consolidated statements of financial position. As of December 31, 2020, the Company had no financial assets measured at level 2.

As of June 30, 2021 and December 31, 2020, the Company had no financial liabilities measured at level 2

Level 3 financial instruments

As of June 30, 2021 and December 31, 2020, the Company had no financial assets measured at level 3.

As of June 30, 2021 and December 31, 2020, the Company had several financial liabilities measured at fair value through profit or loss, which met the level 3 criteria. See further information below.

b.	Fair value measurements based on unobservable data (level 3) The following table presents the changes in level 3 instruments for the six-month periods ended June 30, 2021 and June 30, 2020:

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	1,599	-	1,448	3,047
Payment of contingent consideration	(915)	-	-	(915)
Recognition of day 1 loss within profit or loss	-	-	161	161
Changes in fair value recognized within profit or loss	(434)	-	(56)	(490)
Balance as of June 30, 2021	250	-	1,553	1,803

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Payment of contingent consideration	(1,600)	-	-	(1,600)
Repayment of convertible debentures	-	(680)	-	(680)
Initial recognition of financial liability	-	-	1,450	1,450
Conversion to equity or other financial liability	-	(4,778)	-	(4,778)
Recognition of day 1 loss within profit or loss	-	-	164	164
Changes in fair value recognized within profit or loss	430	(1,693)	(1,273)	(2,536)
Balance as of June 30, 2020	1,000	-	1,978	2,978

c.

Fair value of financial assets and financial liabilities measured at amortized cost

Assets and liabilities which are not measured on a recurrent basis at fair value are presented at their carrying amount, which approximates their fair value.